Condensed Financial Statements - Statements of Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating expenses:
Selling and marketing expenses	$ (16,488,000)		$ (15,335,000)		$ (10,271,000)
General and administrative expenses	(78,882,000)		(70,324,000)		(56,954,000)
Total operating expenses	(106,320,000)		(93,819,000)		(72,634,000)
Equity in earnings of subsidiaries	(5,297,000)		(642,000)
Other income, net	27,278,000		9,157,000		8,509,000
Interest expense	(1,953,000)		(1,718,000)		(790,000)
Interest income	11,487,000		7,728,000		6,056,000
Income tax expense	(23,464,000)		(17,393,000)		(16,606,000)
Net income	114,567,000		86,584,000		80,979,000
Other comprehensive income:
Unrealized gains on available-for-sale securities	4,482,000
Comprehensive income	134,844,000		87,942,000		99,786,000
Parent Company
Operating expenses:
Selling and marketing expenses	(730,000)
General and administrative expenses	(15,150,000)	[1]	(14,441,000)	[1]	(11,473,000)	[1]
Total operating expenses	(16,240,000)		(14,441,000)		(11,473,000)
Equity in earnings of subsidiaries	117,339,000		96,284,000		90,212,000
Other income, net	13,862,000		4,947,000		2,685,000
Interest expense	(405,000)		(985,000)		(445,000)
Interest income	11,000		9,000
Income before income taxes	114,567,000		85,814,000		80,979,000
Income tax expense			770,000
Net income	114,567,000		86,584,000		80,979,000
Other comprehensive income:
Equity in other comprehensive income of unconsolidated subsidiaries	15,795,000		1,358,000		18,807,000
Unrealized gains on available-for-sale securities	4,482,000
Comprehensive income	$ 134,844,000		$ 87,942,000		$ 99,786,000

[1]	General and administrative expenses include $3.5 million, $3.7 million and $3.7 million of share-based compensation expense for the years ended December 31, 2011, 2012 and 2013, respectively. These amounts have been classified as cost of revenues in the consolidated statements of comprehensive income for WuXi PharmaTech (Cayman) Inc.